DERIVATIVES ACTIVITIES - Net Investment Hedges (Details) - Net Investment Hedging - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Derivative gain (losses)
Net investment hedge ineffectiveness recorded in earnings	$ 0
Gain (loss) recognized in OCI, effective portion, net	$ (220,000,000)	$ 2,475,000,000	$ 2,890,000,000